Secured or Guaranteed Bank Borrowings (Parenthetical) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 Computer and Network Equipment USD ($)	Dec. 31, 2013 Computer and Network Equipment CNY	Dec. 31, 2012 Computer and Network Equipment CNY	Dec. 31, 2013 Property USD ($)	Dec. 31, 2013 Property CNY	Dec. 31, 2012 Property CNY	Dec. 31, 2012 Short Term Loan Nine CNY	Dec. 31, 2012 Short Term Loan Five Mr. Chen Sheng and Mr. Zhang Jun CNY	Dec. 31, 2012 Short Term Loan Five Computer and Network Equipment CNY	Dec. 31, 2012 Short Term Loan Six Mr. Chen Sheng and Mr. Zhang Jun CNY	Dec. 31, 2012 Short Term Loan Six Computer and Network Equipment CNY	Dec. 31, 2012 Short Term Loan Seven Mr. Chen Sheng and Mr. Zhang Jun CNY	Dec. 31, 2012 Short Term Loan Seven Property CNY	Dec. 31, 2012 Long-Term Loan One CNY	Dec. 31, 2012 Long-Term Loan Two CNY	Dec. 31, 2013 Short Term Loan Ten CNY	Dec. 31, 2013 Short Term Loan Eleven Computer and Network Equipment CNY	Dec. 31, 2013 Long Term Loan Three Computer and Network Equipment CNY	Dec. 31, 2013 Long Term Loan Four CNY	Dec. 31, 2013 Long Term Loan Five CNY	Dec. 31, 2013 Secured Team Loan
Debt Instrument [Line Items]
Restricted cash							766							100,000	190,000	2,099			100,000	190,000
Assets pledged as collateral	15,549	94,129	46,320	0	0	19,381			25,720				19,381				46,631	47,498
Guarantee provided to the third party guarantor, maximum								20,000		30,000	20,600	30,000
Equity interest of Asia Cloud Investment, pledged as collateral																					90.00%